EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of entity's equity

	As of December 31,
	2020	2019
Equity attributable to Controlling Company	382,456	415,335
Equity attributable to non-controlling interest	6,399	6,492
Total equity (*)	388,855	421,827

(*)Additional information is given in the consolidated statements of changes in equity.

Schedule of capital stock by class of shares

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011